Share-Based Compensation - Additional Information (Detail) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽) shares ₽ / shares	Dec. 31, 2021 RUB (₽) shares	Jan. 27, 2021 shares
SharebasedCompensation [Line Items]
Weighted average remaining contractual life	8.5 years	8.8 years
Share premium | ₽	₽ 135,523	₽ 134,924
Number of ordinary shares issued directly from the share capital		483,775
Shares transferred to EIP participants as a result of SBA exercises	501,184	4,592,143
SAR [Member]
SharebasedCompensation [Line Items]
The weighted average share price for the SARs exercised during 2022 year | ₽ / shares	₽ 1,006
2020 Plan [Member]
SharebasedCompensation [Line Items]
Share based payment arrangements shares available for issuance			30,800,000
Restricted share units [member]
SharebasedCompensation [Line Items]
Number of shares options granted	9,321,006	6,158,277
The weighted average share price for the RSUs exercised during 2022 year | ₽ / shares	₽ 1,535
Restricted share units [member] | Share Based Payment Arrangement, Non Employee [Member] | Non-executive independent directors [member]
SharebasedCompensation [Line Items]
Number of shares options granted		80,000
Restricted share units [member] | Mr. Igor Gerasimov [Member]
SharebasedCompensation [Line Items]
Number of shares options granted	500,000
Restricted share units [member] | Mr.Alexander Shulgin [Member]
SharebasedCompensation [Line Items]
Number of shares options granted		3,200,000
Trust [Member]
SharebasedCompensation [Line Items]
Number of ordinary shares		4,108,368
Equity Settled Employee Benefits Reserve [Member]
SharebasedCompensation [Line Items]
Share premium | ₽	₽ 599	₽ 1,079